Goodwill and Intangible Assets, net - Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	$ 3,551	$ 3,201	$ 3,201
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	197,694	195,494	6,694
Accumulated Amortization	(8,490)	(5,501)	(182)
Net Carrying Amount	189,204	189,993	6,512
Trademarks | J&S
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived intangible assets:	3,551	3,201	3,201
Customer Relationships | Pure Wellness
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	175	175	175
Accumulated Amortization	(70)	(61)	(26)
Net Carrying Amount	105	114	149
Customer Relationships | J&S
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,719	6,519	6,519
Accumulated Amortization	(1,332)	(1,087)	(156)
Net Carrying Amount	7,387	5,432	6,363
Management Contracts | Premier
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	188,800	188,800	0
Accumulated Amortization	(7,088)	(4,353)	0
Net Carrying Amount	$ 181,712	$ 184,447	$ 0